SIGNIFICANT ACCOUNTING POLICIES: (Policies)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Basis of consolidation

Basis of consolidation:

The consolidated financial statements include the accounts of Tootsie Roll Industries, Inc. and its wholly-owned and majority-owned subsidiaries (the Company), which are primarily engaged in the manufacture and sales of candy products. Non-controlling interests relating to majority-owned subsidiaries are reflected in the consolidated financial statements and all significant intercompany transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Revenue recognition:

Products are sold to customers based on accepted purchase orders which include quantity, sales price and other relevant terms of sale. Revenue, net of applicable provisions for discounts, returns, allowances and certain advertising and promotional costs, is recognized when products are delivered to customers and collectability is reasonably assured. Shipping and handling costs of $46,525,  $45,367, and $45,072 in 2014, 2013 and 2012, respectively, are included in selling, marketing and administrative expenses. Accounts receivable are unsecured.

Cash and cash equivalents	Cash and cash equivalents: The Company considers temporary cash investments with an original maturity of three months or less to be cash equivalents.
Investments

Investments:

Investments consist of various marketable securities with maturities of generally up to three years. The Company classifies debt and equity securities as either available for sale or trading. Available for sale securities are not actively traded by the Company and are carried at fair value. The Company follows current fair value measurement guidance and unrealized gains and losses on these securities are excluded from earnings and are reported as a separate component of shareholders’ equity, net of applicable taxes, until realized or other-than-temporarily impaired. Trading securities relate to deferred compensation arrangements and are carried at fair value with gains or losses included in other income, net. The Company invests in trading securities to economically hedge changes in its deferred compensation liabilities.

The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other-than-temporary. If the decline in fair value is judged to be other-than-temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in other income, net. Further information regarding the fair value of the Company’s investments is included in Note 10 to the Consolidated Financial Statements.

Derivative instruments and hedging activities

Derivative instruments and hedging activities:

Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.

From time to time, the Company enters into commodity futures, commodity options contracts and foreign currency forward contracts. Commodity futures and options are intended and are effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and are effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments. Further information regarding derivative instruments and hedging activities is included in Note 11 to the Consolidated Financial Statements.

Inventories

Inventories:

Inventories are stated at cost, not to exceed market. The cost of substantially all of the Company’s inventories ($65,545 and $58,038 at December 31, 2014 and 2013, respectively) has been determined by the last-in, first-out (LIFO) method. The excess of current cost over LIFO cost of inventories approximates $18,117 and $20,926 at December 31, 2014 and 2013, respectively. The cost of certain foreign inventories ($4,834 and $3,818 at December 31, 2014 and 2013, respectively) has been determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from vendors related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore reflected in cost of sales when the related inventory item is sold.

Property, plant and equipment

Property, plant and equipment:

Depreciation is computed for financial reporting purposes by use of the straight-line method based on useful lives of 20 to 35 years for buildings and 5 to 20 years for machinery and equipment. Depreciation expense was $20,758,  $20,050 and $19,925 in 2014, 2013 and 2012, respectively.

Carrying value of long-lived assets

Carrying value of long-lived assets:

The Company reviews long-lived assets to determine if there are events or circumstances indicating that the amount of the asset reflected in the Company’s balance sheet may not be recoverable. When such indicators are present, the Company compares the carrying value of the long-lived asset, or asset group, to the future undiscounted cash flows of the underlying assets to determine if impairment exists. If applicable, an impairment charge would be recorded to write down the carrying value to its fair value. The determination of fair value involves the use of estimates of future cash flows that involve considerable management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic conditions. No impairment charges of long-lived assets were recorded by the Company during 2014, 2013 and 2012.

Postretirement health care and life insurance benefits

Postretirement health care benefits:

The Company provides certain postretirement health care benefits to corporate office and management employees. The cost of these postretirement benefits is accrued during employees’ working careers. See Note 7 for changes to these benefits and the resulting effects of the negative amendment, as defined by guidance. The Company also provides split dollar life benefits to certain executive officers. The Company records an asset equal to the cumulative insurance premiums paid that will be recovered upon the death of covered employees or earlier under the terms of the plan. No premiums were paid in 2014, 2013 and 2012. Certain split dollar agreements were terminated during 2014 and 2013 which resulted in the full repayment to the Company of all of the cumulative premiums previously paid on these policies. During 2014 and 2013, the Company received $6,496 and $26,477, respectively, of such repayments which were recorded as a reduction in the carrying value of Split Dollar Officer Life Insurance.

Goodwill and indefinite-lived intangible assets

Goodwill and indefinite-lived intangible assets:

In accordance with authoritative guidance, goodwill and intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually unless certain interim triggering events or circumstances require more frequent testing. All trademarks have been assessed by management to have indefinite lives because they are expected to generate cash flows indefinitely. Management believes that all assumptions used for the impairment tests are consistent with those utilized by market participants performing similar valuations The Company has completed its annual impairment testing of its goodwill and trademarks at December 31 of each of the years presented. No impairments of intangibles, including goodwill were recorded in 2014, 2013 and 2012.

With respect to impairment testing of goodwill, the first step compares the reporting unit’s estimated fair value with its carrying value. Projected discounted cash flows are used to determine the fair value of the reporting unit. If the carrying value of a reporting unit’s net assets exceeds its fair value, the second step is applied to measure the difference between the carrying value and implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, the goodwill is considered impaired and reduced to its implied fair value. Non-amortizable intangible assets, trademarks, are tested for impairment by comparing the fair value of each trademark with its carrying value. The fair value of trademarks is determined using discounted cash flows and estimates of royalty rates. If the carrying value exceeds fair value, the trademark is considered impaired and is reduced to fair value.

Income taxes

Income taxes:

Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more-likely-than-not. Federal income taxes are provided on the portion of income of foreign subsidiaries that is expected to be remitted to the U.S. and become taxable, but not on the portion that is considered to be permanently reinvested in the foreign subsidiary.

Foreign currency translation

Foreign currency translation:

The U.S. dollar is used as the functional currency where a substantial portion of the subsidiary’s business is indexed to the U.S. dollar or where its manufactured products are principally sold in the U.S. All other foreign subsidiaries use the local currency as their functional currency. Where the U.S. dollar is used as the functional currency, foreign currency remeasurements are recorded as a charge or credit to other income, net in the statement of earnings. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss).

Equity method investment

Equity method investment and majority-owned subsidiaries:

The 2013 and 2012 financial results include the Company’s 50% interest in two Spanish companies that was accounted for using the equity method. The Company recorded an increase in its investment to the extent of its share of earnings, and reduced its investment to the extent of losses and dividends received. No dividends were paid in 2013 and 2012.

As of December 31, 2013 and 2012, management determined that the carrying value of this equity method investment was impaired as a result of accumulated losses from operations and review of future expectations. The Company recorded a pre-tax impairment charge of $975 and $850 in 2013 and 2012, respectively. The fair value was assessed primarily using the discounted cash flow method and liquidation valuation. The key inputs to this method include projections of future cash flows, determinations of appropriate discount rates, and other assumptions of the equity method investee which are considered reasonable and inherent in the discounted cash flow analysis. The Company’s carrying value of this investment at December 31, 2013 was not significant.

During first quarter 2014, the Company gained operating control of its two 50% owned Spanish companies when Company employee representatives assumed all positions on their boards of directors. This was considered a step acquisition, whereby the Company remeasured the previously held investment to fair value in first quarter 2014. As a result, the Company’s first quarter 2014 net earnings include a net loss of $529, including an additional income tax provision of $2,350 relating to deferred income taxes. During 2014, the Company further increased its control and ownership to 83% by subscribing to additional common shares of these Spanish subsidiaries for approximately $1,400 ($1,200 was paid in 2014, and the balance will be paid in 2015). The accompanying consolidated financial statements for the year ended December 31, 2014 include these Spanish companies and related minority interests. These Spanish subsidiaries are not material to the Company’s consolidated financial statements.

Restricted cash

Restricted cash:

Restricted cash comprises certain cash deposits of the Company’s majority-owned Spanish subsidiaries with international banks that are pledged as collateral for letters of credit and bank borrowings.

VEBA trust

VEBA trust:

During fourth quarter 2014 and 2013, the Company contributed $1,000 and $15,000 to a VEBA trust, managed and controlled by the Company, to fund the estimated future costs of certain employee health, welfare and other benefits. The Company is using these funds to pay the actual cost of such benefits through 2017. At December 31, 2014 and 2013, the VEBA trust held $10,845 and $13,991, respectively, of aggregate cash and cash equivalents. This asset value is included in prepaid expenses and long-term other assets in the Company’s Consolidated Statement of Financial Position. These assets are categorized as Level 1 within the fair value hierarchy.

Bank loans

Bank loans:

Long term bank loans comprise borrowings by the Company’s majority-owned Spanish subsidiaries which are held by international banks. The average weighted interest rate in 2014 was of 3.0% and maturity dates range from 1 to 4 years. Short term bank loans also relate to the Company’s majority-owned Spanish subsidiaries.

Comprehensive earnings

Comprehensive earnings:

Comprehensive earnings includes net earnings, foreign currency translation adjustments and unrealized gains/losses on commodity and/or foreign currency hedging contracts, available for sale securities and certain postretirement benefit obligations.

Earnings per share

Earnings per share:

A dual presentation of basic and diluted earnings per share is not required due to the lack of potentially dilutive securities under the Company’s simple capital structure. Therefore, all earnings per share amounts represent basic earnings per share.

The Class B Common Stock has essentially the same rights as Common Stock, except that each share of Class B Common Stock has ten votes per share (compared to one vote per share of Common Stock), is not traded on any exchange, is restricted as to transfer and is convertible on a share-for-share basis, at any time and at no cost to the holders, into shares of Common Stock which are traded on the New York Stock Exchange.

Use of estimates

Use of estimates:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, allowances and incentives, product liabilities, assets recorded at fair value, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. Actual results may or may not differ from those estimates.

Recent accounting pronouncements

Recent accounting pronouncements:

In August 2014, the FASB issued ASU 2014-15 which provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. This guidance will be effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. We do not expect the adoption of this guidance to have a significant impact on our condensed consolidated financial statements.

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09 that introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. This standard is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently evaluating the new guidance to determine the impact it may have on the condensed consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, which includes amendments that change the requirements for reporting discontinued operations. The new guidance requires that the disposal of a component of an entity be reported as discontinued operations only if the action represents a strategic shift that will have a major effect on an entity’s operations and financial results, and would require expanded disclosures. This guidance will be effective beginning in the first quarter 2015. We do not expect the adoption of this guidance to have a significant impact on the condensed consolidated financial statements.